Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 191,856	$ 310,274	$ 1,429,419	$ 145,189
Adjustments to reconcile net cash used in operating activities:
Interest earned on investments held in Trust Account	(206,098)	(2,042,847)	(2,781,123)	(1,651,461)
Changes in operating assets and liabilities:
Prepaid expenses	(100,504)	73,279	84,486	(84,486)
Other receivable		10,850	10,850	(10,850)
Accounts payable and accrued expenses	(467,648)	574,909	624,045	610,742
Income tax payable	(495,697)	105,019	141,029	309,931
Franchise tax payable	(22,779)	(116,843)	(142,580)	175,600
Net cash used in operating activities	(1,100,870)	(1,085,359)	(633,874)	(505,334)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account				(115,000,000)
Cash deposited in Trust Account		(1,510,100)	(1,750,100)
Cash withdrawn from Trust Account to pay taxes		919,704	1,140,505
Cash withdrawn from Trust Account to pay redeemed public stockholders		76,322,364	112,120,361
Net cash provided by investing activities		75,731,968	111,510,766	(115,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of public units through public offering				115,000,000
Proceeds from sale of private placement units				3,435,000
Repayment of promissory note to related party				(250,000)
Payment of underwriters’ commissions				(2,300,000)
Payment of deferred offering costs				(339,802)
Payment to redeemed public stockholders		(76,322,364)	(112,120,361)
Term extension fees paid by target company		635,100
Proceeds from promissory note-related party	517,000	1,265,000	1,660,000
Net cash provided by (used in) financing activities	517,000	(74,422,264)	(110,460,361)	115,545,198
Net change in cash	(583,870)	224,345	416,531	39,864
Cash, beginning of the period	652,395	235,864	235,864	196,000
Cash, end of the period	68,525	460,209	652,395	235,864
Supplemental Disclosure of Non-cash Financing Activities
Initial classification of common stock subject to redemption				106,030,000
Deferred underwriting fee				4,025,000
Remeasurement of common stock to redemption value			3,390,718	16,858,238
Franchise and income taxes paid			475,048
Accretion of common stock to redemption value	206,098	2,633,244
Excise tax payable		$ 763,224	$ 1,121,204